JPMorgan Nasdaq Equity Premium Income ETF
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 81.5%
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	91,239	14,221,423
Automobiles — 2.4%
Tesla, Inc. *	544,253	136,182,986
Beverages — 2.6%
Coca-Cola Co. (The)	517,292	28,958,006
Constellation Brands, Inc., Class A	107,015	26,896,080
Monster Beverage Corp. *	654,810	34,672,190
PepsiCo, Inc.	333,066	56,434,703
		146,960,979
Biotechnology — 3.4%
AbbVie, Inc.	210,543	31,383,540
Amgen, Inc.	100,769	27,082,676
Biogen, Inc. *	99,729	25,631,350
Regeneron Pharmaceuticals, Inc. *	67,866	55,851,003
Seagen, Inc. *	32,645	6,925,637
Vertex Pharmaceuticals, Inc. *	128,447	44,666,160
		191,540,366
Broadline Retail — 5.1%
Amazon.com, Inc. *	2,000,223	254,268,348
MercadoLibre, Inc. (Brazil) *	23,759	30,123,561
		284,391,909
Commercial Services & Supplies — 0.6%
Copart, Inc. *	732,773	31,575,189
Communications Equipment — 1.5%
Cisco Systems, Inc.	1,616,689	86,913,201
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	132,632	74,931,775
Dollar Tree, Inc. *	120,472	12,824,244
		87,756,019
Electric Utilities — 1.1%
NextEra Energy, Inc.	423,652	24,271,023
Xcel Energy, Inc.	640,064	36,624,462
		60,895,485
Electrical Equipment — 0.4%
Eaton Corp. plc	115,128	24,554,500
Entertainment — 1.6%
Netflix, Inc. *	202,569	76,490,054
Take-Two Interactive Software, Inc. *	90,853	12,754,853
		89,244,907
Financial Services — 0.9%
FleetCor Technologies, Inc. *	52,348	13,366,538

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	48,292	19,119,286
PayPal Holdings, Inc. *	328,495	19,203,818
		51,689,642
Food Products — 1.3%
Kraft Heinz Co. (The)	640,193	21,536,092
Mondelez International, Inc., Class A	750,492	52,084,145
		73,620,237
Ground Transportation — 0.8%
CSX Corp.	1,028,256	31,618,872
Uber Technologies, Inc. *	252,717	11,622,455
		43,241,327
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc. *	324,640	30,288,912
Intuitive Surgical, Inc. *	196,184	57,342,621
		87,631,533
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	43,720	22,043,187
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A *	56,009	7,684,995
Booking Holdings, Inc. *	24,146	74,465,056
Chipotle Mexican Grill, Inc. *	13,972	25,594,329
Marriott International, Inc., Class A	158,848	31,223,163
Starbucks Corp.	131,162	11,971,156
		150,938,699
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	239,518	44,248,555
Industrial REITs — 0.3%
Prologis, Inc.	139,145	15,613,460
Interactive Media & Services — 8.4%
Alphabet, Inc., Class C *	2,209,645	291,341,694
Meta Platforms, Inc., Class A *	614,025	184,336,445
		475,678,139
IT Services — 0.1%
Cognizant Technology Solutions Corp., Class A	121,632	8,239,352
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	34,964	17,697,728
Machinery — 0.4%
Deere & Co.	62,006	23,399,824
Media — 2.1%
Charter Communications, Inc., Class A *	54,796	24,100,377
Comcast Corp., Class A	1,904,122	84,428,769
Trade Desk, Inc. (The), Class A *	91,755	7,170,653
		115,699,799

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	121,503	18,818,385
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	306,483	17,788,273
Professional Services — 0.5%
Verisk Analytics, Inc.	110,943	26,209,174
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc. *	817,189	84,023,373
Analog Devices, Inc.	340,803	59,671,197
Applied Materials, Inc.	216,670	29,997,962
ASML Holding NV (Registered), NYRS (Netherlands)	51,051	30,051,682
Broadcom, Inc.	125,559	104,286,794
Intel Corp.	937,791	33,338,470
Lam Research Corp.	76,494	47,944,144
Marvell Technology, Inc.	457,457	24,762,147
Micron Technology, Inc.	260,004	17,688,072
NVIDIA Corp.	471,944	205,290,921
NXP Semiconductors NV (China)	202,955	40,574,764
QUALCOMM, Inc.	486,689	54,051,680
Teradyne, Inc.	216,412	21,740,750
Texas Instruments, Inc.	309,049	49,141,881
		802,563,837
Software — 14.7%
Adobe, Inc. *	195,798	99,837,400
Crowdstrike Holdings, Inc., Class A *	116,932	19,572,078
HubSpot, Inc. *	36,692	18,070,810
Intuit, Inc.	151,819	77,570,400
Microsoft Corp.	1,423,788	449,561,061
Oracle Corp.	190,582	20,186,446
Palo Alto Networks, Inc. *	183,767	43,082,336
ServiceNow, Inc. *	33,289	18,607,219
Synopsys, Inc. *	131,033	60,140,216
Workday, Inc., Class A *	92,785	19,934,857
		826,562,823
Specialty Retail — 1.1%
Lowe's Cos., Inc.	123,102	25,585,520
O'Reilly Automotive, Inc. *	42,947	39,032,810
		64,618,330
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.	2,730,950	467,565,949
Seagate Technology Holdings plc	278,023	18,335,617
		485,901,566
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	157,219	15,033,281

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	337,895	47,322,195
Total Common Stocks (Cost $4,389,759,287)		4,588,796,310
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 17.2%
BNP Paribas, ELN, 61.20%, 10/11/2023, (linked to Nasdaq-100 Index) (a)	12,902	193,767,913
GS Finance Corp., ELN, 57.30%, 10/20/2023, (linked to Nasdaq-100 Index) (a)	13,248	201,393,579
Morgan Stanley Finance LLC, ELN, 63.26%, 10/17/2023, (linked to Nasdaq-100 Index) (a)	13,435	203,774,019
Royal Bank of Canada, ELN, 65.80%, 10/27/2023, (linked to Nasdaq-100 Index) (Canada) (a)	12,249	181,220,525
Societe Genereale, ELN, 71.98%, 11/3/2023, (linked to Nasdaq-100 Index) (a)	12,582	184,921,806
Total Equity-Linked Notes (Cost $974,971,114)		965,077,842
	SHARES
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c) (Cost $60,340,136)	60,340,136	60,340,136
Total Investments — 99.8% (Cost $5,425,070,537)		5,614,214,288
Other Assets Less Liabilities — 0.2%		14,013,994
NET ASSETS — 100.0%		5,628,228,282

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$4,588,796,310	$—	$—	$4,588,796,310
Equity Linked Notes	—	965,077,842	—	965,077,842

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$60,340,136	$—	$—	$60,340,136
Total Investments in Securities	$4,649,136,446	$965,077,842	$—	$5,614,214,288
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$—	$22,900	$22,900	$—	$—	$—	—	$3 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	49,625,385	413,758,458	403,043,707	—	—	60,340,136	60,340,136	716,847	—
Total	$49,625,385	$413,781,358	$403,066,607	$—	$—	$60,340,136		$716,850	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.